INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAX
Schedule of company's net deferred tax assets / (liability)

The Company’s net deferred tax asset / (liability) at December 31, 2019 is as follows:

Deferred tax liability
Unrealized gain on securities	$(9,657)
Total deferred tax liability	(9,657)
Valuation allowance	—
Deferred tax liability, net of allowance	$(9,657)

Schedule of income tax provision

The income tax provision for the period from April 11, 2019 (inception) through December 31, 2019 consists of the following:

Federal
Current	$1,237,860
Deferred	9,657
State
Current	$—
Deferred	—
Change in valuation allowance	—
Income tax provision	$1,247,517

Schedule of reconciliation of the federal income tax rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2019 is as follows:

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Income tax provision	21.0%